RELATED PARTY TRANSACTIONS - Narrative (Details)		12 Months Ended
	Mar. 14, 2022 USD ($) agreement	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Par value per share (in dollars per share) | $ / shares		$ 23.42
Accounts and other receivable, net		$ 1,140,000,000	$ 1,131,000,000
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Term of credit facility (in years)		10 years
Amount outstanding		$ 470,000,000	135,000,000
Provision of related party guarantee by entity		2,350,000,000
Revolving credit facility, face amount		1,000,000,000
Brookfield Business Partners L.P. | Special distribution
Disclosure of transactions between related parties [line items]
Number of credit agreements expected to entered into | agreement	2
Brookfield Business Partners L.P. | Borrowings transaction
Disclosure of transactions between related parties [line items]
Term of credit facility (in years)	10 years
Maximum borrowing capacity	$ 1,000,000,000
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Capital commitments		25,000,000
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments		1,500,000,000
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Capital commitments		0	0
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments		$ 725,000,000	725,000,000
Annual dividend (as a percent)		7.00%
Brookfield Business Partners L.P. | Brookfield Business Corporation | Borrowings transaction
Disclosure of transactions between related parties [line items]
Term of credit facility (in years)	10 years
Maximum borrowing capacity	$ 1,000,000,000
Subsidiary of Brookfield
Disclosure of transactions between related parties [line items]
Base management fee, quarterly percentage		0.3125%
Base management fee, annual percentage		1.25%
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base management fee allocated		$ 25,000,000	17,000,000	$ 15,000,000
Capital commitments		$ 2,000,000,000
Weighted average remaining contractual life of outstanding share options		5 days
Par value per share (in dollars per share) | $ / shares		$ 25.00
Accounts and other receivable, net		$ 0	0
Interest costs incurred		0	$ 0
Accounts and other receivables		1,100,000,000
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments		$ 10,000,000